UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Astor Active Income ETF Fund

Astor Long/Short ETF Fund

Astor S.T.A.R. ETF Fund

Annual Report

July 31, 2013

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

September 26, 2013

Dear Shareholder,

The past 12 months can be compartmentalized into three periods for the Astor fiscal year 7/31/12 – 7/31/13. As we entered late summer 2012, we saw a similar tone of moderately improving economic fundamentals, followed by lackluster reports from the employment and output segments of the economy. Even as consumer spending had held, incomes were stagnant and job gains were tepid. Output measured by GDP had remained in the band of 1%-2.5% growth from the past few years. With this said, it was remarkable how volatile the revisions of GDP had been, given the stagnant nature of growth. The more relevant ISM indices that report monthly had begun to decline into late summer ahead of the looming fiscal cliff. The markets, after putting in 75% of the year’s gains in the first half of the year, staggered into November as they had the previous year. Mid- month, the markets embarked on a staggering run into May 2013. This was fueled by improving economic fundamentals in the U.S. even as we ran the gauntlet of sequestration. Fundamentals began to pull back as effects of sequestration started to impact the economy. International markets and cyclical segments did not follow domestic equities. This was mainly a result of the Fed’s continued commitment to low borrowing cost. U.S. 10 year rates surged to the 2% level early in the quarter, but retraced to 1.5% in May.

This all changed in May as the Fed/FOMC forever memorialized the word taper in the financial sector. When history writes its review of the post-financial crisis world, May will mark the period when the Federal Reserve/Open Market Committee officially ended perpetual quantitative easing. Even though no financial transactions actually took place, the Fed signaled a change in outlook that had lasted for well over four years. The fixed income markets responded violently as 10-year rates, after hovering near all-time lows, swung higher by almost 1.25%. This caused substantial declines in principle value as spread products reset their values versus Treasuries. Investment grade and high yield bonds, a favorite holding of fixed income investors since 2009, were negatively impacted. This also had an impact on equity markets as discount models reset stock prices. Cash flow oriented assets took a dive as well. Real estate related investments were hurt significantly. These signals spread across the international landscape, negatively impacting Japanese markets that had instituted a similar quantitative easing program last year that had successfully pushed markets higher. U.S. Emerging markets were hit hard as EM debt, which typically exhibits positive correlation to EM equities with much lower volatility, actually fell more than the equity markets during these three months.

The overall impact was that most asset allocation models that were not in simply domestic stocks this year lagged. Fixed income weighed on balanced allocations in 2013 and offered negative diversification to falling equity prices. This non-fundamental focus on the economy and markets has created disparities in risk asset markets and a challenging backdrop for macro investing in 2013 once again.

Astor is proud of the job we have done as an active investment manager over the past 12 months. In a challenging growth environment that saw interest rates end their focus on perpetual easing and a challenging macro environment, our funds were able to perform well in their categories based on our investment strategies. Our strategies and models were able to find areas of opportunity and maintain exposure, as S.T.A.R. Class A did in the equity markets, returning 25.73% over the past 12 months, outperforming the S&P 500’s 25.00% return. Our core flagship strategy, Long/Short ETF Class A, performed well in the macro strategy space, reducing and/or eliminating exposure to commodities and international equities and fixed income segments. While general fixed income allocations did hamper returns, the funds exposure to equities more than balanced out the macro risks, helping the fund return 7.61% over the past year with lower volatility than pure equity portfolios. While the interest rate complex moved severely, Astor was able to reduce duration exposure, helping Astor Active Income Class A return 0.79% even as the Barclays Aggregate Bond Index posted a negative return of -1.90%.

As we move into the back half of 2013, fiscal headwinds still persist, and we are now faced with a Federal Reserve that is seeking to reduce and eliminate bond purchases by mid-2014, which we view as necessary, also. The marketplace has done an OK job digesting higher rates, especially considering the pace at which they moved. We see that as a volatile initial shift (as all lengthy trends tend to exhibit when you reverse that trend) and the interest moves going forward should be more orderly. Economic figures have shown signs of life, but cannot be guaranteed. As we move forward and time and the separation from the financial crisis grows, the global economy is healing as seen in Europe and the U.S. We think growth could remain subdued in the near future, however the U.S. economy should be able to remain on a track of improving fundamentals and move into the 2%-2.5% growth area into Q4 13.

Sincerely,

The Astor Portfolio Management Team

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.

S&P 500 Index an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

2297-NLD-9/27/2013

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the year ended July 31, 2013, compared to its benchmark:
		Since Inception (1)
	One Year
Astor Active Income ETF Fund - Class A Shares	0.79%	3.13%
Astor Active Income ETF Fund - Class A Shares With Load	(4.01)%	0.16%
Astor Active Income ETF Fund - Class C Shares	0.07%	2.31%
Barclays Capital U.S. Aggregate Bond Index **	(1.90)%	1.74%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   The Fund’s total annual operating expense, including underlying funds, after fee waiver and/or reimbursements, are 1.06% for Class A shares, 1.81% for Class C shares per the most recent prospectus.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

**The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety.  Fixed income securities are subject to risks including inflationary and interest rate changes, among others.

(1) Since inception return assumes inception date of November 30, 2011.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	85.7%
Exchange Traded Funds - Equity	6.8%
Short-Term Investments	9.7%
Other Cash and Cash Equivalents	(2.2)%
Total	100.0%

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the year ended July 31, 2013, compared to its benchmark:

	One Year	Inception (1)	Inception (2)	Inception (3)
Astor Long/Short ETF Fund - Class C Shares	6.77%	N/A	1.38%	N/A
Astor Long/Short ETF Fund - Class I Shares	7.74%	2.63%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	7.56%	2.42%	N/A	N/A
Astor Long/Short ETF Fund - Class A Shares	7.61%	N/A	N/A	4.88%
Astor Long/Short ETF Fund - Class A Shares With Load	2.54%	N/A	N/A	1.89%
S&P 500 Total Return Index **	25.00%	14.40%	14.33%	22.44%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, after fee waiver and/or reimbursements, are 2.60%, 1.60%, 1.85%, 1.85% for Class C Shares, Class I Shares, Class R Shares and Class A Shares, respectively, per the most recent prospectus.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1) Since inception return assumes inception date of October 19, 2009
(2) Since inception return assumes inception date of March 12, 2010.
(3) Since inception return assumes inception date of November 30, 2011.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	47.7%
Exchange Traded Funds - Debt	38.9%
Exchange Traded Funds - Commodity	2.9%
Short-Term Investments	10.2%
Other Cash and Cash Equivalents	0.3%
Total	100.0%

ASTOR S.T.A.R. ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the year ended July 31, 2013, compared to its benchmark:
		Since Inception (1)
	One Year
Astor S.T.A.R. ETF Fund - Class A Shares	25.73%	17.16%
Astor S.T.A.R. ETF Fund - Class A Shares With Load	19.70%	13.78%
Astor S.T.A.R. ETF Fund - Class C Shares	24.81%	16.30%
S&P 500 Total Return Index **	25.00%	22.44%

Comparison of the Change in Value of a $10,000 Investment

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   The Fund’s total annual operating expense, including underlying funds, after fee waiver and/or reimbursements, are 1.73% for Class A shares, and 2.48% for Class C shares per the most recent prospectus.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1) Since inception return assumes inception date of November 30, 2011.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	71.0%
Exchange Traded Funds - Debt	6.2%
Short-Term Investments	13.0%
Other Cash and Cash Equivalents	9.8%
Total	100.0%

Astor Active Income ETF Fund
SCHEDULE OF INVESTMENTS
July 31, 2013
	Shares		Value

		EXCHANGE TRADED FUNDS - 92.5%
		DEBT FUNDS - 85.7%
	806	Guggenheim Enhanced Short Duration Bond ETF	$ 40,393
	731	iShares Core Total US Bond Market ETF	78,444
	297	iShares iBoxx $ High Yield Corporate Bond ETF	27,615
	332	iShares iBoxx $ Investment Grade Corporate Bond ETF	38,021
	750	iShares Intermediate Credit Bond ETF	81,202
	1,116	iShares US Preferred Stock ETF	43,424
	259	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	27,117
	1,926	PowerShares Build America Bond Portfolio	53,485
	2,802	PowerShares Senior Loan Portfolio	69,910
	541	SPDR Blackstone / GSO Senior Loan ETF	27,115
			486,726
		EQUITY FUNDS - 6.8%
	466	Guggenheim Multi-Asset Income ETF	11,207
	399	iShares High Dividend Equity Fund	27,367
			38,574

		TOTAL EXCHANGE TRADED FUNDS (Cost $532,547)	525,300

		SHORT-TERM INVESTMENTS - 9.7%
		MONEY MARKET FUND - 9.7%
	55,361	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01%+ (Cost $55,361)	55,361

		TOTAL INVESTMENTS - 102.2% (Cost $587,908) (a)	$ 580,661
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2) %	(12,604)
		TOTAL NET ASSETS - 100.0%	$ 568,057

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $588,460 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 4,588
		Unrealized Depreciation:	(12,387)
		Net Unrealized Depreciation:	$ (7,799)

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
SCHEDULE OF INVESTMENTS
July 31, 2013
	Shares		Value

		EXCHANGE TRADED FUNDS - 89.5%
		COMMODITY FUNDS - 2.9%
	38,245	PowerShares DB Energy Fund *	$ 1,095,719

		DEBT FUNDS - 38.9%
	61,557	Guggenheim Enhanced Short Duration Bond ETF	3,088,930
	32,272	iShares 1-3 Year Treasury Bond ETF	2,723,111
	16,948	iShares Core Total US Bond Market ETF	1,818,690
	9,759	iShares iBoxx $ High Yield Corporate Bond ETF	907,392
	25,240	iShares Intermediate Credit Bond ETF	2,732,735
	46,409	iShares US Preferred Stock ETF	1,805,774
	29,058	SPDR Blackstone / GSO Senior Loan ETF	1,456,387
			14,533,019
		EQUITY FUNDS - 47.7%
	42,091	First Trust Technology AlphaDEX Fund	1,094,787
	57,695	Guggenheim S&P 500 Equal Weight ETF	3,734,020
	10,914	iShares Core S&P 500 ETF	1,850,141
	36,053	iShares Core S&P Total US Stock Market ETF	2,781,489
	52,560	iShares High Dividend ETF	3,605,091
	24,407	iShares MSCI EAFE ETF	1,473,451
	7,006	iShares Russell 2000 ETF	726,312
	33,653	Powershares QQQ Trust Series 1	2,549,888
			17,815,179

		TOTAL EXCHANGE TRADED FUNDS (Cost $31,539,287)	33,443,917

		SHORT-TERM INVESTMENTS - 10.2%
	3,835,172	UB Institutional Trust Deposit 0.15% + (Cost $3,835,172)	3,835,172

		TOTAL INVESTMENTS - 99.7% (Cost $35,374,459) (a)	$ 37,279,089
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	96,536
		TOTAL NET ASSETS - 100.0%	$ 37,375,625

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,392,108 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,979,626
		Unrealized Depreciation:	(92,645)
		Net Unrealized Appreciation:	$ 1,886,981

See accompanying notes to financial statements.

Astor S.T.A.R. ETF Fund
SCHEDULE OF INVESTMENTS
July 31, 2013
	Shares		Value

		EXCHANGE TRADED FUNDS - 77.2%
		DEBT FUNDS - 6.2%
	4,636	iShares Core Total US Bond Market ETF	$ 497,489

		EQUITY FUNDS - 71.0%
	15,231	First Trust Consumer Discretionary AlphaDEX Fund	439,262
	12,746	First Trust Consumer Staples AlphaDEX Fund	423,549
	4,141	First Trust Developed Markets ex-US AlphaDEX Fund	194,047
	23,186	First Trust Energy AlphaDEX Fund	524,931
	32,046	First Trust Financial AlphaDEX Fund	635,152
	10,723	First Trust Health Care AlphaDEX Fund	456,800
	16,825	First Trust Industrials/Producer Durables AlphaDEX Fund	405,819
	15,046	First Trust Large Cap Core AlphaDEX Fund	559,862
	4,818	First Trust Materials AlphaDEX Fund	134,615
	12,216	First Trust Mid Cap Core AlphaDEX Fund	549,720
	12,960	First Trust Small Cap Core AlphaDEX Fund	547,171
	26,981	First Trust Technology AlphaDEX Fund	701,776
	7,980	First Trust Utilities AlphaDEX Fund	163,989
			5,736,693

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,688,764)	6,234,182

		SHORT-TERM INVESTMENTS - 13.0%
		MONEY MARKET FUND - 13.0%
	1,049,469	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.01% + (Cost $1,049,469)	1,049,469

		TOTAL INVESTMENTS - 90.2% (Cost $6,738,233) (a)	$ 7,283,651
		OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%	793,807
		TOTAL NET ASSETS - 100.0%	$ 8,077,458

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2013.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,738,523 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 559,866
		Unrealized Depreciation:	(14,738)
		Net Unrealized Appreciation:	$ 545,128

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2013

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$ 587,908	$ 35,374,459	$ 6,738,233
At value	$ 580,661	$ 37,279,089	$ 7,283,651
Receivable due from Advisor	11,309	-	27,787
Dividends and interest receivable	83	538	6
Receivable for Fund shares sold	-	127,781	981,000
Prepaid expenses and other assets	3,181	44,338	3,983
TOTAL ASSETS	595,234	37,451,746	8,296,427

LIABILITIES
Fees payable to other affiliates	9,033	14,194	9,361
Distribution (12b-1) fees payable	1,161	8,985	1,792
Payable for investments purchased	-	-	91,483
Investment advisory fees payable	-	5,749	-
Payable for Fund shares redeemed	-	22,019	100,000
Accrued expenses and other liabilities	16,983	25,174	16,333
TOTAL LIABILITIES	27,177	76,121	218,969
NET ASSETS	$ 568,057	$ 37,375,625	$ 8,077,458

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 575,765	$ 37,873,966	$ 7,483,225
Accumulated net investment income	-	60,101	-
Accumulated net realized gain (loss) from security transactions	(461)	(2,463,072)	48,815
Net unrealized appreciation (depreciation) on investments	(7,247)	1,904,630	545,418
NET ASSETS	$ 568,057	$ 37,375,625	$ 8,077,458

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2013

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 63,456	$ 7,433,118	$ 1,553,240
Shares of beneficial interest outstanding	6,278	714,143	121,621
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.11	$ 10.41	$ 12.77

Class I Shares:
Net Assets	$ -	$ 18,341,362	$ -
Shares of beneficial interest outstanding	-	1,726,388	-
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 10.62	$ -

Class R Shares:
Net Assets	$ -	$ 7,018,437	$ -
Shares of beneficial interest outstanding		662,050
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 10.60	$ -

Class A Shares:
Net Assets	$ 504,601	$ 4,582,708	$ 6,524,218
Shares of beneficial interest outstanding	49,726	431,649	506,087
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$ 10.15	$ 10.62	$ 12.89
Offering price per share (4.75% sales charge)	$ 10.66	$ 11.15	$ 13.53

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2013

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
INVESTMENT INCOME	ETF Fund	ETF Fund	ETF Fund
Dividends	$ 17,485	$ 762,073	$ 33,254
Interest	3	3,494	24
TOTAL INVESTMENT INCOME	17,488	765,567	33,278

EXPENSES
Investment advisory fees	3,169	350,691	25,269
Distribution (12b-1) fees, Class C shares	1,062	88,486	1,614
Distribution (12b-1) fees, Class R shares	-	13,655	-
Distribution (12b-1) fees, Class A shares	279	2,761	5,914
Transfer agent fees	36,320	92,293	44,051
Administrative services fees	34,487	35,647	36,229
Accounting services fees	30,999	42,020	32,174
Professional fees	23,243	40,725	22,149
Trustees fees and expenses	5,370	5,370	5,370
Custodian fees	5,000	5,463	5,000
Registration fees	2,920	50,324	4,112
Printing and postage expenses	1,271	15,593	1,778
Compliance officer fees	157	29,606	1,535
Insurance expense	82	500	401
Other expenses	699	9,426	235
TOTAL EXPENSES	145,058	782,560	185,831

Less: Fees waived or reimbursed by the Advisor	(140,466)	(239,431)	(146,498)

NET EXPENSES	4,592	543,129	39,333
NET INVESTMENT INCOME (LOSS)	12,896	222,438	(6,055)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(100)	1,657,838	67,392
Net change in unrealized appreciation (depreciation) on investments	(14,533)	670,949	541,797
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(14,633)	2,328,787	609,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$ (1,737)	$ 2,551,225	$ 603,134

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Active Income ETF Fund
	For the	For the
	Year Ended	Period Ended
	July 31, 2013	July 31, 2012 *

FROM OPERATIONS
Net investment Income	$ 12,896	$ 1,276
Net realized gain (loss) from security transactions	(100)	633
Net change in unrealized appreciation (depreciation) on investments	(14,533)	7,286
Net increase (decrease) in net assets resulting from operations	(1,737)	9,195

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class C	(85)	-
Class A	(814)	-
From net investment income
Class C	(667)	(25)
Class A	(12,293)	(1,283)
From distributions to shareholders	(13,859)	(1,308)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	62,870	8,000
Class A	305,394	236,482
Distributions Reinvested
Class C	197	25
Class A	12,055	1,280
Cost of Shares Redeemed
Class C	(6,274)	-
Class A	(44,263)	-
Net increase in net assets from shares of beneficial interest	329,979	245,787

TOTAL INCREASE IN NET ASSETS	314,383	253,674

NET ASSETS
Beginning of Period	253,674	-
End of Period ^	$ 568,057	$ 253,674
^Includes accumulated net investment loss of:	$ -	$ -

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Active Income ETF Fund
	For the Year	For the
	Ended	Period Ended
	July 31, 2013	July 31, 2012*

SHARE ACTIVITY
Class C:
Shares Sold	6,066	796
Shares Reinvested	19	3
Shares Redeemed	(606)	-
Net increase in shares of beneficial interest outstanding	5,479	799

Class A:
Shares Sold	29,315	23,499
Shares Reinvested	1,160	125
Shares Redeemed	(4,373)	-
Net increase in shares of beneficial interest outstanding	26,102	23,624

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the	For the
	Year Ended	Year Ended
	July 31, 2013	July 31, 2012
FROM OPERATIONS
Net investment Income	$ 222,438	$ 50,348
Net realized gain (loss) from security transactions	1,657,838	(4,211,973)
Distributions of long term capital gains from underlying investment companies	-	7,018
Net change in unrealized appreciation on investments	670,949	1,054,093
Net increase (decrease) in net assets resulting from operations	2,551,225	(3,100,514)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class C	-	(365,568)
Class I	-	(620,642)
Class R	-	(176,090)
Class A	-	(123)
From net investment income
Class C	-	-
Class I	(102,351)	-
Class R	(19,480)	-
Class A	(7,342)	-
From return of capital
Class I	-	(116,229)
Class R	-	(12,332)
Class A	-	(125)
From distributions to shareholders	(129,173)	(1,291,109)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	2,356,251	4,513,659
Class I	10,393,654	10,834,194
Class R	5,501,000	3,087,463
Class A	4,640,028	87,531
Distributions Reinvested
Class C	-	338,620
Class I	69,290	544,333
Class R	16,943	152,038
Class A	5,770	220
Cost of Shares Redeemed
Class C	(7,712,705)	(5,434,574)
Class I	(15,891,996)	(11,167,563)
Class R	(2,124,999)	(6,151,299)
Class A	(229,081)	-
Net decrease in net assets from shares of beneficial interest	(2,975,845)	(3,195,378)

TOTAL DECREASE IN NET ASSETS	(553,793)	(7,587,001)

NET ASSETS
Beginning of Year	37,929,418	45,516,419
End of Year *	$ 37,375,625	$ 37,929,418
*Includes accumulated net investment income of:	$ 60,101	$ -

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the Year	For the
	Ended	Year Ended
	July 31, 2013	July 31, 2012
SHARE ACTIVITY
Class C:
Shares Sold	235,072	451,592
Shares Reinvested	-	34,730
Shares Redeemed	(778,217)	(556,344)
Net decrease in shares of beneficial interest outstanding	(543,145)	(70,022)

Class I:
Shares Sold	1,018,335	1,081,900
Shares Reinvested	6,773	55,005
Shares Redeemed	(1,553,405)	(1,126,395)
Net increase (decrease) in shares of beneficial interest outstanding	(528,297)	10,510

Class R:
Shares Sold	540,977	307,919
Shares Reinvested	1,643	15,393
Shares Redeemed	(208,711)	(626,322)
Net increase (decrease) in shares of beneficial interest outstanding	333,909	(303,010)

Class A:
Shares Sold	443,890	8,877
Shares Reinvested	546	22
Shares Redeemed	(21,686)	-
Net increase in shares of beneficial interest outstanding	422,750	8,899

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund
	For the	For the
	Year Ended	Period Ended
	July 31, 2013	July 31, 2012 *
FROM OPERATIONS
Net investment income (loss)	$ (6,055)	$ 458
Net realized gain (loss) from security transactions	67,392	(238)
Net change in unrealized appreciation on investments	541,797	3,621
Net increase in net assets resulting from operations	603,134	3,841

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class C	(138)	-
Class A	(4,677)	-
From net investment income:
Class C	(175)	(4)
Class A	(7,451)	(303)
From distributions to shareholders	(12,441)	(307)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	1,523,511	5,000
Class A	6,615,984	105,000
Distributions Reinvested
Class C	116	4
Class A	11,786	303
Cost of Shares Redeemed
Class C	(5,697)	-
Class A	(772,776)	-
Net increase in net assets from shares of beneficial interest	7,372,924	110,307

TOTAL INCREASE IN NET ASSETS	7,963,617	113,841

NET ASSETS
Beginning of Period	113,841	-
End of Period ^	$ 8,077,458	$ 113,841
^Includes accumulated net investment income (loss) of:	$ -	$ 156

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund
	For the Year	For the
	Ended	Period Ended
	July 31, 2013	July 31, 2012 *
SHARE ACTIVITY
Class C:
Shares Sold	121,614	500
Shares Reinvested	11	-
Shares Redeemed	(504)	-
Net increase in shares of beneficial interest outstanding	121,121	500

Class A:
Shares Sold	558,488	10,492
Shares Reinvested	1,086	29
Shares Redeemed	(64,008)	-
Net increase in shares of beneficial interest outstanding	495,566	10,521

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Astor Active Income ETF Fund
	Class C				Class A
	Year Ended		Period Ended		Year Ended		Period Ended
	July 31,		July 31,		July 31,		July 31,
	2013		2012 (1)		2013		2012 (1)

Net asset value, beginning of period	$ 10.35		$ 10.00		$ 10.39		$ 10.00

Activity from investment operations:
Net investment income (2)	0.21		0.01		0.30		0.08
Net realized and unrealized
gain on investments	(0.20)		0.37		(0.22)		0.36
Total from investment operations	0.01		0.38		0.08		0.44

Less distributions from:
Net investment income	(0.23)		(0.03)		(0.30)		(0.05)
Net realized gains	(0.02)		-		(0.02)		-
Total distributions	(0.25)		(0.03)		(0.32)		(0.05)

Net asset value, end of period	$ 10.11		$ 10.35		$ 10.15		$ 10.39

Total return (3)	0.07%		3.82%	(8)	0.79%		4.45%	(8)

Net assets, at end of period (000s)	$ 63		$ 8		$ 505		$ 245

Ratio of gross expenses to average
net assets (4)(6)	29.14%		105.87%	(5)	28.39%		88.15%	(5)
Ratio of net expenses to average
net assets (6)	1.72%	(9)	1.93%	(5)	0.97%	(9)	1.20%	(5)
Ratio of net investment income
to average net assets (7)	2.01%		0.20%	(5)	2.94%		1.14%	(5)

Portfolio Turnover Rate	90%		99%	(8)	90%		99%	(8)

(1)	The Astor Active Income ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Effective November 28, 2012, the expense caps changed from 1.95% and 1.20% to 1.65% and 0.90% for classes C and A, respectively.
See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Astor Long/Short ETF Fund
	Class C
	Year Ended		Year Ended	Year Ended	Period Ended
	July 31,		July 31,	July 31,	July 31,
	2013		2012	2011	2010 (1)

Net asset value, beginning of period	$ 9.75		$ 10.76	$ 9.84	$ 10.19

Activity from investment operations:
Net investment income (loss) (2)	-	(9)	(0.05)	(0.10)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.66		(0.71)	1.02	(0.32)
Total from investment operations	0.66		(0.76)	0.92	(0.35)

Less distributions from:
Net realized gains	-		(0.25)	-	-
Total distributions	-		(0.25)	-	-

Net asset value, end of period	$ 10.41		$ 9.75	$ 10.76	$ 9.84

Total return (3)	6.77%		(7.08)%	9.35%	(3.44)%	(8)

Net assets, at end of period (000s)	$ 7,433		$ 12,259	$ 14,276	$ 1,797

Ratio of gross expenses to average
net assets (4)(6)	2.93%		2.80%	2.88%	4.05%	(5)
Ratio of net expenses to average
net assets (6)	2.25%		2.42%	2.74%	2.74%	(5)
Ratio of net investment income (loss)
to average net assets (7)	(0.04)%		(0.51)%	(0.95)%	(0.77)%	(5)

Portfolio Turnover Rate	124%		188%	157%	83%	(8)

(1)	The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Amount represents less than $0.01 per share.
See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Astor Long/Short ETF Fund
	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	July 31,	July 31,	July 31,	July 31,
	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$ 9.91	$ 10.87	$ 9.88	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.10	0.05	0.01	(0.03)
Net realized and unrealized
gain (loss) on investments	0.67	(0.71)	1.01	(0.09)
Total from investment operations	0.77	(0.66)	1.02	(0.12)

Less distributions from:
Net investment income	(0.06)	-	-	-
Return of capital	-	(0.05)	(0.03)	-
Net realized gains	-	(0.25)	-	-
Total distributions	(0.06)	(0.30)	(0.03)	-

Net asset value, end of period	$ 10.62	$ 9.91	$ 10.87	$ 9.88

Total return (3)	7.74%	(6.08)%	10.35%	(1.20)%	(8)

Net assets, at end of period (000s)	$ 18,341	$ 22,337	$ 24,393	$ 9,135

Ratio of gross expenses to average
net assets (4)(6)	1.93%	1.80%	1.87%	4.40%	(5)
Ratio of net expenses to average
net assets (6)	1.25%	1.41%	1.74%	2.01%	(5)
Ratio of net investment income (loss)
to average net assets (7)	0.95%	0.49%	0.13%	(0.32)%	(5)

Portfolio Turnover Rate	124%	188%	157%	83%	(8)

(1)	The Astor Long/Short ETF Fund's Class I commenced operations October 19, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class R					Class A
		Year Ended	Year Ended	Year Ended	Period Ended		Year Ended	Period Ended
		July 31,	July 31,	July 31,	July 31,		July 31,	July 31,
		2013	2012	2011	2010 (1)		2013	2012 (2)

Net asset value, beginning of period		$ 9.89	$ 10.85	$ 9.86	$ 10.00		$ 9.91	$ 10.11

Activity from investment operations:
	Net investment income (loss) (3)	0.07	0.03	(0.01)	(0.05)		0.05	0.02
	Net realized and unrealized
	gain (loss) on investments	0.68	(0.71)	1.01	(0.09)		0.70	0.04
Total from investment operations		0.75	(0.68)	1.00	(0.14)		0.75	0.06

Less distributions from:
	Net investment income	(0.04)	-	-	-		(0.04)	-
	Return of capital	-	(0.03)	(0.01)	-		-	(0.01)
	Net realized gains	-	(0.25)	-	-		-	(0.25)
Total distributions		(0.04)	(0.28)	(0.01)	-		(0.04)	(0.26)

Net asset value, end of period		$ 10.60	$ 9.89	$ 10.85	$ 9.86		$ 10.62	$ 9.91

Total return (4)		7.56%	(6.31)%	10.15%	(1.40)%	(9)	7.61%	0.63%	(9)

Net assets, at end of period (000s)		$ 7,018	$ 3,245	$ 6,847	$ 1,350		$ 4,583	$ 88

Ratio of gross expenses to average
	net assets (5)(7)	2.18%	2.02%	2.12%	4.64%	(6)	2.18%	2.26%	(6)
Ratio of net expenses to average
	net assets (7)	1.50%	1.69%	1.99%	2.35%	(6)	1.50%	1.50%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	0.63%	0.21%	(0.05)%	(0.67)%	(6)	0.50%	0.35%	(6)

Portfolio Turnover Rate		124%	188%	157%	83%	(9)	124%	188%	(9)

(1)	The Astor Long/Short ETF Fund's Class R commenced operations October 19, 2009.
(2)	The Astor Long/Short ETF Fund's Class A commenced operations November 30, 2011
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(9)	Not annualized.
See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor S.T.A.R. ETF Fund
		Class C			Class A
		Year Ended	Period Ended		Year Ended	Period Ended
		July 31,	July 31,		July 31,	July 31,
		2013	2012 (1)		2013	2012 (1)

Net asset value, beginning of period		$ 10.30	$ 10.00		$ 10.33	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	(0.13)	-	*	(0.03)	0.05
	Net realized and unrealized
	gain on investments	2.67	0.31		2.67	0.31
Total from investment operations		2.54	0.31		2.64	0.36

Less distributions from:
	Net investment income	(0.04)	(0.01)		(0.05)	(0.03)
	Net realized gains	(0.03)	-		(0.03)	-
Total distributions		(0.07)	(0.01)		(0.08)	(0.03)

Net asset value, end of period		$ 12.77	$ 10.30		$ 12.89	$ 10.33

Total return (3)		24.81%	3.08%	(8)	25.73%	3.59%	(8)

Net assets, at end of period (000s)		$ 1,553	$ 5		$ 6,524	$ 109

Ratio of gross expenses to average
	net assets (4)(6)	3.12%	139.86%	(5)	2.37%	138.74%	(5)
Ratio of net expenses to average
	net assets (6)	2.25%	2.25%	(5)	1.50%	1.50%	(5)
Ratio of net investment income (loss)
	to average net assets (7)	(1.05)%	(0.06)%	(5)	(0.18)%	0.67%	(5)

Portfolio Turnover Rate		62%	86%	(8)	62%	86%	(8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
*	Per share amount represents less than $0.01 per share.
See accompanying notes to financial statements.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2013

1.

ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund (formerly Astor SP Growth Fund)(each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Astor Active Income ETF Fund seeks income and secondarily seeks capital preservation.  The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income.  The Astor S.T.A.R. ETF Fund seeks capital appreciation with less volatility than the equity market in general.  The Astor Long/Short ETF Fund commenced operations on October 19, 2009.  The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund commenced operations on November 30, 2011. Effective August 16, 2013, National Asset Management, Inc. began responsibilities as investment advisor to the Funds. See accompanying subsequent events note.

The Astor Long/Short ETF Fund currently offers Class I, Class R, Class C, and Class A shares. Class I, Class R and Class C are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund each currently offer Class A and Class C shares.  Class C shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

 Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013, for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 525,300	$ -	$ -	$ 525,300
Short-Term Investments	55,361	-	-	55,361
Total	$ 580,661	$ -	$ -	$ 580,661

Astor Long/Short ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,443,917	$ -	$ -	$ 33,443,917
Short-Term Investments	3,835,172	-	-	3,835,172
Total	$ 37,279,089	$ -	$ -	$ 37,279,089

Astor S.T.A.R. ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,234,182	$ -	$ -	$ 6,234,182
Short-Term Investments	1,049,469	-	-	1,049,469
Total	$ 7,283,651	$ -	$ -	$ 7,283,651

The Funds did not hold any level 2 or level 3 securities during the year.

There were no transfers into and out of Levels during the current year presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund and the Astor S.T.A.R. ETF Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the year ended July, 31, 2013, related to uncertain tax positions taken on returns filed for open tax years (2010-2012, Astor Long/Short ETF Fund only, and 2012 for Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund), or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $694,524 and $402,304, respectively, for Astor Active Income ETF Fund, $40,637,698 and $46,117,895, respectively, for Astor Long/Short ETF Fund and $6,994,263 and $1,476,605, respectively, for Astor S.T.A.R. ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Astor Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/ Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front end or contingent deferred loads, taxes, brokerage fees and commissions, brokerage costs (such as interest and dividend expense on securities sold short), or extraordinary expenses, such as litigation) do not exceed 1.25%, 1.50%, 1.50% and 2.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R, Class A and Class C shares respectively, 0.90%, and 1.65%, per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, and 2.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A and Class C shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the year ended July 31, 2013, the Advisor waived fees of $140,466, $239,431, and $146,498 for the Astor Active Income Fund, Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund, respectively.  As of July 31, 2013, the Advisor has $902,777 of waived/reimbursed expenses that may be recovered no later than July 31 of the years indicated below:

	2014	2015	2016
Astor Active Income ETF Fund	-	$101,982	$140,466
Astor Long/Short ETF Fund	$36,213	$165,293	$239,431
Astor S.T.A.R. ETF Fund	-	$72,894	$146,498

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

Effective August 16, 2013, the amounts in the table above are no longer subject to recapture under the new Advisor agreement with National Asset Management, Inc. See accompanying subsequent events note.

The Trust has adopted on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of the Funds and Class R of the Astor Long/Short ETF Fund.  The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class I, Class R, Class C and Class A shares.   The Distributor is an affiliate of GFS.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013, each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $21,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

Contingent deferred sales charge - Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended July 31, 2013, there were $0, $143 and $0 in

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

 CDSC fees paid to the Manager for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

For fiscal year ended	Ordinary	Long-Term	Total
6/30/2013	Income	Capital Gain	Distribution
Astor Active Income ETF Fund	$ 13,498	$ 361	$ 13,859
Astor Long/Short ETF Fund	129,173	-	129,173
Astor S.T.A.R. ETF Fund	12,441	-	12,441

For fiscal year ended	Ordinary	Long-Term	Return of	Total
6/30/2012	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$ 1,308	$ -	$ -	$ 1,308
Astor Long/Short ETF Fund	658,903	503,520	128,686	1,291,109
Astor S.T.A.R. ETF Fund	307	-	-	307

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales.

At July 31, 2013, the Astor Long/Short ETF Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Astor Long/Short ETF Fund	$ 2,445,423	$ -	$ 2,445,423

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distribution, and partnership adjustments, resulted in reclassification for the Funds for the year ended July 31, 2013 were follows:

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

6.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2013, Charles Schwab & Co., Inc. held 32% of Astor Active Income, for the sole benefit of its customers and may be deemed to control the Fund.

7.

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

8.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

9.

SUBSEQUENT EVENTS

At a Special Meeting of Shareholders of the Funds, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, August 16, 2013, shareholders of record as of the close of business on June 10, 2013 voted to approve the following proposal:

To approve a new Investment Advisory Agreement by and between the Northern Lights Fund Trust, on behalf of each Fund and National Asset Management, Inc., the “New Advisor”, the proposed investment advisor to the Funds:

          Shares Voted

         Shares Voted Against

              In Favor*

or Abstentions*

Astor Active Income ETF Fund

27,564

          204

Astor Long/Short ETF Fund

1,859,207

          72,417

Astor S.T.A.R. ETF Fund

222,729

          29,768

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the  New Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the New Advisor, the New Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/ Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets. The New Advisor has maintained the maintained the Waiver Agreement  at least until November 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front end or contingent deferred loads, taxes, brokerage fees and commissions, brokerage costs (such as interest and dividend expense on securities sold short), or extraordinary expenses, such

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2013

as litigation) do not exceed 1.25%, 1.50%, 1.50% and 2.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R, Class A and Class C shares respectively, 0.90%, and 1.65%, per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, and 2.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A and Class C shares, respectively.

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

           Shares Voted

         Shares Voted Against

 In Favor*

          or Abstentions*

Mark H. Taylor

  608,885,975

       8,197,175

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark D. Gersten

  609,750,246

       7,332,904

Mark Garbin

  609,702,446

       7,380704

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

* The above voting results for the proposals are unaudited.

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115-1877
www.cohenfund.com

216.649.1700
216.579.0111 *fax*

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Active Income ETF Fund, Astor Long/Short ETF Fund,
Astor S.T.A.R. ETF Fund (formerly Astor SP Growth ETF Fund) and
Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund (the "Funds") each a series of Northern Lights Fund Trust as of July 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended for Astor Long/Short ETF Fund, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund as of July 31, 2013, and the results of their operations, changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
September 27, 2013

32
Registered with the Public Company Accounting Oversight Board

The Astor Funds

Expense Examples (Unaudited)

July 31, 2013

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period(a)	Ending Account Value 7/31/13	Expenses Paid During Period

Astor Active Income ETF Fund – Class C	1.72%	$1,000.00	$987.30	$8.48	$1,016.27	$ 8.60
Astor Active Income ETF Fund – Class A	0.97%	$1,000.00	$990.80	$4.79	$1,019.98	$ 4.86
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$1,030.70	$11.33	$1,013.64	$ 11.23
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$1,035.20	$6.31	$1,018.60	$ 6.26
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$1,035.00	$7.57	$1,017.36	$ 7.50
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,035.30	$7.57	$1,017.36	$ 7.50
Astor S.T.A.R. ETF Fund – Class C	2.25%	$1,000.00	$1,097.10	$11.70	$1,013.64	$ 11.23
Astor S.T.A.R. ETF Fund – Class A	1.50%	$1,000.00	$1,101.70	$7.82	$1,017.36	$ 7.50

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

The Astor Funds

ADDITIONAL INFORMATION (Unaudited)

July 31, 2013

Astor Active Income Fund, Astor Long Short ETF Fund and Astor S.T.A.R. ETF Fund (Advisor – National Asset Management, Inc.)*

In connection with the special meeting held on July 9, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between National Asset Management, Inc. (the “Advisor”) and the Trust, with respect to Astor Active Income Fund (“Astor Income”), Astor Long Short ETF Fund (“Astor Long/Short”) and Astor S.T.A.R. ETF (“Astor STAR”) (each a “Fund”, collectively referred to as the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

Counsel assisted the Trustees throughout the Advisory Agreement review process.  The Board relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.  The Trustees noted the Advisor has nearly $1 billion in assets under management for more than 2,700 clients that include high net worth individuals, pooled investment vehicles, charitable organizations, corporations, trust accounts and pension and profit sharing plans, providing its clients with services such as personalized financial planning, portfolio management, pension consulting, and selection of other advisors.  The Trustees reviewed the structure of the advisory firm and noted to their satisfaction that the Advisor will provide fully integrated teams providing research, marketing and compliance to the Funds, and has access to other resources due to being part of a larger financial organization.  The Trustees acknowledged as a positive to shareholders of the Astor Funds that several investment professionals from the Funds’ previous advisor, who have been instrumental to the implementation of the Funds’ strategies, will move to the Advisor to be part of the investment team, which will result in a smoother transition of the Funds to the Advisor. The Trustees discussed the fact that the portfolio management team and investment committee plan to perform the research and analytics for all Funds using macroeconomic models and indicators in executing and managing the strategies of the Funds.  They noted that the key personnel who will manage these teams upon joining the Advisor have diverse financial experience, knowledge and skill sets, making them well suited to fulfill their roles in providing support to the Funds.  With respect to portfolio risk management, they noted the portfolio management team is committed to using ETFs, which adds a layer of risk management through diversification to avoid concentration risk and other systemic risk factors.  The Trustees further noted that the Advisor’s Chief Compliance Officer (“CCO”) will work together with the investment committee and trading personnel to monitor each Fund’s compliance with investment guidelines and fund limitations by utilizing spreadsheet reports containing sector weightings, position size and exposures.  The Trustees discussed at length the Advisor’s 2013 SEC exam, noting the Advisor’s stated commitment to emphasize a culture of compliance, beginning with the Advisor’s leadership down through the rest of the organization, to address the SEC’s and the Trustees’ concerns, and noted, for example that the Advisor has hired new individuals, including a new CCO.  The Trustees also discussed the Advisor’s willingness to meet the Board’s requirement that the Advisor subject itself to a level of scrutiny more frequent and wide-ranging than usual by the Trust’s CCO throughout the process of restructuring the Advisor’s compliance program and processes.  The Trustees stated that they expect the level of service experienced with the Funds’ current management team to continue.

The Astor Funds

ADDITIONAL INFORMATION (Continued) (Unaudited)

July 31, 2013

Performance.

Astor Income. The Trustees noted the Fund returned 7.86% and 5.84% over the last one year and since inception, but trailed its peer group by a small percentage (with returns of 8.21% and 7.67%, respectively) during the same periods.  They further noted the Fund outperformed the Intermediate Bond Morningstar category average (5.09%) as well as the Barclay Aggregate Bond Index (3.78%), during the one year period, and outperformed these two benchmarks since inception.  After discussion, the Trustees concluded the Fund’s portfolio management team is meeting the Fund’s objective of income and capital preservation over a relatively short period of time.

Astor Long/Short.  The Trustees noted the Fund returned 6.91% over the last one year, outperforming its peer group (5.5%) but slightly underperforming the Conservative Allocation Morningstar category average (7.05%).  They noted, however, the Fund’s longer term performance, over the trailing 3 year period and since inception, showed underperformance in comparison to each of its benchmarks.  The Trustees noted that the Fund’s portfolio management team has made efforts to improve performance recently.  The Trustees discussed the Fund’s recent improving performance noting that it is close to meeting its objective of total return, and during the last year moved to the top quartile among its peers.  They reviewed the Fund’s volatility, risk adjusted returns and Sharpe Ratios.  The Trustees considered the Fund is rated as a 1-star fund currently, long term performance is poor and, therefore, the Fund’s performance should continue to be monitored.

Astor STAR.  The Trustees reviewed the Fund’s performance over the last one year and since inception in 2011, returning 16.54% and 16.94% respectively, noting that it outperformed the World Allocation Morningstar category average over those periods (6.26% and 9.89%, respectively), and outperformed its peer group over the last one year (10.60%) and slightly underperforming the peer group since inception, which returned 18% over that same period.  The Trustees discussed that the available performance period was relatively short, but nonetheless expressed their satisfaction with the Fund’s returns.  They noted the Fund’s objective is capital appreciation with less volatility than the overall market, and based on performance information provided, the Fund’s portfolio management team is meeting the Fund’s objective.

Fees and Expenses.

Astor Income.  The Trustees noted the Fund’s fee of 0.70% is slightly higher than the peer group average of 0.63%, but considered that one fund in the peer group charges a 0.00% fee, which skews the average below that of the Fund.  They further noted the fee charged is higher than that of the Morningstar category average, 0.48%, but sits within the high/low range of advisory fees of both the peer group and Morningstar category.  With respect to the expense ratio, they noted the Fund’s net expense ratio of 1.20% is acceptable in comparison with the peer group average (0.90%) and Morningstar category average (1.06%), especially when taking into account the fact that, under the Expense Limitation Agreement, the Advisor projects that it will waive nearly all fees earned over the next year.

Astor Long/Short.  The Trustees noted the Fund’s fee of 1.00% is less than the average of fees charged by its peer group, 1.37%, but nearly double that of the Conservative Allocation Morningstar category average of 0.56%.  They considered, however, that the Fund’s fee is more comparable to the Multi-Alternative Morningstar category, which averages 1.12%, and which the Fund’s portfolio management team believes is a more accurate category for the Fund.  The fee sits within the high/low range of advisory fees of the peer group, and both the Morningstar Conservative Allocation and Multi-Alternative categories.  The Trustees also reviewed the Fund’s net expense ratio, 1.50%, noting that it is lower than the average net expense ratios of both the peer group (2.03%) and the Morningstar categories (1.56% and 1.87%).

Astor STAR.  The Trustees noted the Fund’s fee of 1.00% was higher than the average of its peer group at 0.96%, and Morningstar category at 0.72%.  The management fee sits within the high/low range of advisory fees of both the peer group and Morningstar category.  They considered, however, that some funds in the peer group are quite large in terms of assets.  With respect to the expense ratio, they noted the Fund’s net expense ratio of 1.50% is in line with the peer group (1.27%) and Morningstar category average

The Astor Funds

ADDITIONAL INFORMATION (Continued) (Unaudited)

July 31, 2013

(1.58%), especially considering the size of the Fund.

The Trustees concluded that the costs are reasonable in light of the quality services to be provided.

Economies of Scale.  The Trustees noted that expense caps are in place for each Astor Fund, and that the Advisor has indicated its intention to enter into an expense limitation agreement on the same terms as the previous advisor.  They noted that the management team anticipates growth in the coming year, with total assets growing to $10-25 million in Astor Income, $75 million in Astor Long/Short and $25-50 million in Astor STAR.  The Trustees discussed the Advisor’s willingness to consider breakpoints after the funds have accumulated more assets that lead to economies of scale.  The Trustees also noted that the Funds’ management team believes access to greater distribution will make achieving economies of scale more likely, and that hiring the Advisor to manage the Funds would allow for such access.

Profitability.  The Trustees reviewed the profitability analyses that the Advisor prepared with respect to managing each of the Funds.  They noted that the Advisor projected a loss for one of the Funds (Astor Income) and a profit in connection with its relationship with the other two (Astor Long/Short and Astor S.T.A.R) over the next year.  The Trustees noted that for the latter two Funds, profit in both cases was reasonable in terms of percentage of revenue and actual dollars.  The Trustees concluded that excessive profitability was not a concern for Astor Income, and that the Advisor’s projected profitability was reasonable for both Astor Long/Short and Astor STAR.

Conclusion.  Having requested and received such information from the  Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structures are reasonable and that approval of the Advisory Agreement was in the best interests the shareholders of each Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Astor Funds

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (12 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	99	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	113

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	113	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	99	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	99	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)

Astor Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2013

    Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola***^ Born in 1952	Trustee Since 2005; Chairman of the Board 2005-2013	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)	99	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	99	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

**** Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-738-0333.

7/31/13 – NLFT_v3

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $ 39,000

2012 - $ 37,500

(b)

Audit-Related Fees

2013 - None

2012 - None

(c)

Tax Fees

2013 – $  7,500

2012 – $  2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

 2012

Audit-Related Fees:

0.00%

 0.00%

Tax Fees:

0.00%

 0.00%

All Other Fees:

0.00%

 0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $ 7,500

2012 - $ 2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/2/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/2/13